Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Operating Revenue by Principle Geographic Region

The Company’s operating revenue by principal geographic region (as defined by the U.S. Department of Transportation) for the years ended December 31 is presented in the table below (in millions):

	UAL	United
2012
Domestic (U.S. and Canada)	$21,276	$21,284
Pacific	6,040	6,040
Atlantic	6,582	6,582
Latin America	3,254	3,254

Total	$37,152	$37,160

2011
Domestic (U.S. and Canada)	$21,922	$21,931
Pacific	5,404	5,404
Atlantic	6,675	6,675
Latin America	3,109	3,109

Total	$37,110	$37,119

2010
Domestic (U.S. and Canada)	$14,382	$14,391
Pacific	3,971	3,971
Atlantic	3,912	3,912
Latin America	1,060	1,060

Total	$23,325	$23,334